Stock Grants	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stock Grants

NOTE 8 – STOCK GRANTS

Director stock grants

During the nine-months ended September 30, 2018 and 2017, the Company granted its independent directors an aggregate of 906,774 and 418,025 shares of restricted common stock in the Company, respectively. These shares were fully vested upon issuance. The increase in number of shares issued was due to the expansion of the Board of Directors by two members in June 2018. The total fair value of this stock on the date of grant was $200,000 and $93,750 for the nine-months ended September 30, 2018 and 2017, respectively.

Consultant stock grants

On April 10, 2017, the Company granted a consultant 100,000 shares of restricted common stock valued at $0.23 per share. These shares were subject to a risk of forfeiture and vested quarterly in arrears commencing on April 1, 2017. The Company recognized $5,750 and $11,500 in stock based compensation related to this grant during the nine-months ended September 30, 2018 and 2017, respectively.

On August 8, 2017, the Company granted a consultant 100,000 shares of restricted common stock valued at $0.175 per share. These shares were subject to a risk of forfeiture and vested 25% upon grant and quarterly in arrears thereafter commencing on September 1, 2017. The Company recognized $4,375 and $8,750 in stock based compensation related to this grant during the nine-months ended September 30, 2018 and 2017, respectively.

NOTE 7 – STOCK GRANTS

Director stock grants

During 2017 and 2016, the Company granted its independent directors an aggregate of 793,025 and 468,254, respectively, shares of restricted common stock in the Company. The expense recognized for these grants based on the grant date fair value was $150,000 and $41,666 for the years ended December 31, 2017 and 2016, respectively. These shares were fully vested upon issuance.

Consultant stock grants

On April 10, 2017, the Company granted a consultant 100,000 shares of restricted common stock valued at $0.23 per share. These shares are subject to a risk of forfeiture and vest quarterly in arrears commencing on April 1, 2017. The Company recognized $17,250 in stock based compensation related to this grant during the year ended December 31, 2017.

On August 8, 2017, the Company granted a consultant 100,000 shares of restricted common stock valued at $0.175 per share. These shares are subject to a risk of forfeiture and vest 25% upon grant and quarterly in arrears thereafter commencing on September 1, 2017. The Company recognized $13,125 in stock based compensation related to this grant during the year ended December 31, 2017.